Subsequent Events (Details Textual)			1 Months Ended		5 Months Ended	12 Months Ended
	May 05, 2017 USD ($) Officers shares	Jun. 10, 2016 USD ($) $ / shares shares	May 31, 2017 USD ($) Officers $ / shares shares	Apr. 30, 2017 USD ($) Officers shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares
Number of shares issued, value							$ 5,813
warrants to purchase common stock | shares						150,000	3,600,000
Warrant exercise price (in dollars per share) | $ / shares						$ 1.67	$ 0.005
Proceeds from Related Party Debt						$ 105,000
Percentage of equity financing						50.00%
Fair value of warrants						$ 1,447,066
Unsecured Convertible Notes Payable [Member]
Total gross proceeds from securities						$ 5,000,000
warrants to purchase common stock | shares						797,500
Warrant exercise price (in dollars per share) | $ / shares						$ 0.01
Total cash principal						$ 1,595,000
Fair value of warrants						$ 723,533
Conversion price, Description						As of the issuance dates of these notes, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company expects to recognize a beneficial conversion feature of $723,533.
Trinad Capital [Member] | Senior Notes [Member]
Proceeds from Related Party Debt							95,100
Accredited Investors [Member]
Total gross proceeds from securities		$ 1,250,000					$ 1,250,000
Number of shares issued | shares		250,000
Purchase price per share (in dollars per share) | $ / shares		$ 5.00
Investor [Member]
Number of shares issued | shares						947,500
Number of shares issued, value						$ 9,475
warrants to purchase common stock | shares						947,500
Warrant exercise price (in dollars per share) | $ / shares						$ 0.01
Total consideration of common stock | shares						737,500
Subsequent Event [Member]
Number of shares issued | shares	2,000,000
Number of shares issued, value	$ 3,340,000
Subsequent Event [Member] | Third officer [Member]
Common stock granted shares | shares			400,000	400,000
Subsequent Event [Member] | Employment Agreements [Member] | First tranche [Member]
Shares vested | shares			200,000	200,000
Description Of Shares Vesting			Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.	Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.
Subsequent Event [Member] | Employment Agreements [Member] | officer [Member]
Officers annual salary			$ 120,000	$ 120,000
Officers annual salary term			2 years	2 years
Number of officers | Officers			2	2
Common stock granted value			$ 501,000	$ 501,000
Common stock granted shares | shares			300,000	300,000
Subsequent Event [Member] | Employment Agreements [Member] | Second officer [Member]
Number of shares issued, value			$ 668,000	$ 668,000
Officers annual salary			$ 180,000	$ 180,000
Officers annual salary term			2 years	2 years
Number of officers | Officers			2	2
Common stock granted value			$ 501,000	$ 501,000
Common stock granted shares | shares			300,000	300,000
Bonus received			$ 100,000	$ 100,000	$ 100,000
Bonus received shares | shares			2,000,000	2,000,000
Subsequent Event [Member] | Management Agreement [Member]
Related party due services payable				$ 1,000,000
Debt term				3 years
Subsequent Event [Member] | 6% unsecured convertible note payables [Member]
Purchase price per share (in dollars per share) | $ / shares			$ 0.01		$ 0.01
Subsequent Event [Member] | Investor [Member]
warrants to purchase common stock | shares			2,880,539		2,880,539
Subsequent Event [Member] | Institutional Investor [Member]
Total gross proceeds from securities					$ 5,000,000
Subsequent Event [Member] | Wantickets [Member]
Description of notes due	Net income of $3 million in the twelve months following the effective date of his employment agreement or net income of $4 million in the twelve months thereafter.
Total consideration of common stock | shares	2,000,000
Business acquisition, description	Pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the "Letter Agreement"), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets' net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as a public offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y).
Subsequent Event [Member] | Wantickets [Member] | officer [Member]
Officers annual salary	$ 220,000
Officers annual salary term	2 years
Number of officers | Officers	2
Subsequent Event [Member] | Wantickets [Member] | Other officer [Member]
Officers annual salary	$ 160,000
Common stock granted shares | shares	15,000